UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2009

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    NUMBER OF         MARKET
                                                     SHARES            VALUE
                                                  -------------   -------------
COMMON STOCK - 45.5%

AEROSPACE & DEFENSE - 0.7%
Honeywell International, Inc. .................          15,000   $     402,450
                                                                  -------------
BASIC INDUSTRY - 1.7%
PPG Industries, Inc. ..........................          30,000         931,800
                                                                  -------------
BEVERAGES - 0.9%
PepsiCo, Inc. .................................          10,000         481,400
                                                                  -------------
COMPUTERS & PERIPHERALS - 0.8%
International Business Machines Corporation ...           5,000         460,150
                                                                  -------------
CONSUMER STAPLES - 0.2%
B&G Foods, Inc., Class A ......................          30,000         114,000
                                                                  -------------
ENERGY - 15.0%
Copano Energy LLC (A) .........................          25,000         355,500
Energy Transfer Partners LP (A) ...............          90,000       3,258,900
Exxon Mobil Corporation .......................          40,000       2,716,000
General Maritime Corporation ..................         100,500         924,600
Occidental Petroleum Corporation ..............          20,000       1,037,400
                                                                  -------------
                                                                      8,292,400
                                                                  -------------
FINANCIAL - 3.2%
ACE Limited ...................................          20,000         730,200
MCG Capital Corporation .......................         100,000          76,000
MetLife, Inc. .................................          20,000         369,200
Star Asia Financial Limited * + (C) (D) .......          15,000         594,000
                                                                  -------------
                                                                      1,769,400
                                                                  -------------
HEALTHCARE - 6.0%
Abbott Laboratories ...........................          20,000         946,800
Pfizer, Inc. ..................................         160,000       1,969,600
Wyeth .........................................          10,000         408,200
                                                                  -------------
                                                                      3,324,600
                                                                  -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    NUMBER OF         MARKET
                                                     SHARES            VALUE
                                                  -------------   -------------
COMMON STOCK (CONTINUED)

INDUSTRIAL CONGLOMERATES - 0.8%
3M Company ....................................          10,000   $     454,600
                                                                  -------------
IT SERVICES - 0.6%
Paychex, Inc. .................................          15,000         330,900
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS - 5.4%
Annaly Capital Management, Inc. ...............         120,000       1,668,000
Hatteras Financial Corporation ................          30,000         715,500
MFA Mortgage Investments, Inc. ................         106,700         612,458
                                                                  -------------
                                                                      2,995,958
                                                                  -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Microchip Technology, Inc. ....................          25,000         469,250
                                                                  -------------
TELECOMMUNICATIONS - 9.3%
AT&T, Inc. ....................................         130,000       3,090,100
Frontier Communications Corporation ...........         125,000         900,000
Verizon Communications, Inc. ..................          40,000       1,141,200
                                                                  -------------
                                                                      5,131,300
                                                                  -------------
TOTAL COMMON STOCK (COST $39,833,629)                                25,158,208
                                                                  -------------
EXCHANGE TRADED FUNDS - 1.1%
SPDR KBW Bank .................................          50,000         609,000
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS (COST $600,225) ...                         609,000
                                                                  -------------
PREFERRED TERM SECURITIES + (C) (D) - 0.4%

Alesco Preferred Funding IX, 06/23/36 .........          10,000          50,000
Alesco Preferred Funding X, 09/23/36 ..........          10,000          50,000
Alesco Preferred Funding XI, 12/23/36 .........           5,000          25,000
Alesco Preferred Funding XII, 07/15/37 ........           5,000          25,000
Alesco Preferred Funding XIII, 09/23/37 .......           2,500          12,500
Alesco Preferred Funding XIV, 03/15/37 ........           5,000          25,000
Alesco Preferred Funding XV, 12/23/37 .........           2,500           7,500

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    NUMBER OF         MARKET
                                                     SHARES            VALUE
                                                  -------------   -------------
PREFERRED TERM SECURITIES (CONTINUED)

Alesco Preferred Funding XVI, 03/23/38 ........           5,000   $      25,000
I-Preferred Term Securities IV, 06/24/34 ......          10,000             100
Preferred Term Securities IV, 12/23/31 ........          20,000             200
Preferred Term Securities XIV, 06/24/34 .......          20,000             200
Preferred Term Securities XVIII, 06/23/35 .....          10,000             100
Preferred Term Securities XIX, 12/22/35 .......          10,000             100
Preferred Term Securities XX, 03/22/38 ........          10,000             100
Preferred Term Securities XXIII, 12/22/36 .....           5,000              50
Preferred Term Securities XXIV, 03/22/37 ......           5,000              50
Taberna Preferred Funding II Limited,
   06/30/35 ...................................           5,000           5,000
                                                                  -------------
TOTAL PREFERRED TERM SECURITIES
   (COST $10,674,176) .........................                         225,900
                                                                  -------------
PREFERRED STOCK - 1.8%

FINANCIAL - 1.5%
Solar Cayman Limited * + (C) (D) ..............          80,000         841,600
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
FelCor Lodging Trust, Inc. ....................          40,000         156,000
                                                                  -------------
TOTAL PREFERRED STOCK (COST $2,200,000) .......                         997,600
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                  -------------
CORPORATE NOTES/BONDS - 59.3%

AUTOMOTIVE - 0.8%
Lear Corporation, Series B
   8.750%, 12/01/16 ...........................   $     885,000         154,875
TRW Automotive, Inc. +
   7.250%, 03/15/17 ...........................       1,000,000         285,000
                                                                  -------------
                                                                        439,875
                                                                  -------------
BASIC INDUSTRY - 3.4%
Blount, Inc.
   8.875%, 08/01/12 ...........................         750,000         757,500

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT          VALUE
                                                  -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

BASIC INDUSTRY (CONTINUED)
H&E Equipment Services, Inc.
   8.375%, 07/15/16 ...........................   $   1,175,000   $     746,125
Trimas Corporation
   9.875%, 06/15/12 ...........................         772,000         374,420
                                                                  -------------
                                                                      1,878,045
                                                                  -------------
BROADCASTING & CABLE - 0.7%
Allbritton Communications Company
   7.750%, 12/15/12 ...........................         815,000         370,825
                                                                  -------------
BUILDING MATERIALS - 0.8%
Gibraltar Industries, Inc.
   8.000%, 12/01/15 ...........................         840,000         441,000
                                                                  -------------
CABLE TELEVISION - 5.8%
CSC Holdings, Inc.
   7.875%, 02/15/18 ...........................         750,000         678,750
DIRECTV Holdings LLC
   6.375%, 06/15/15 ...........................         750,000         684,375
Echostar DBS Corporation
   6.625%, 10/01/14 ...........................         500,000         451,250
Mediacom Broadband LLC
   8.500%, 10/15/15 ...........................         750,000         639,375
Quebecor Media, Inc.
   7.750%, 03/15/16 ...........................         895,000         733,900
                                                                  -------------
                                                                      3,187,650
                                                                  -------------
CAPITAL GOODS - 0.5%
Allied Waste North America, Inc.
   7.875%, 04/15/13 ...........................         250,000         249,592
                                                                  -------------
CHEMICALS - 0.7%
Nova Chemicals Corporation (B)
   5.720%, 11/15/13 ...........................         535,000         361,125
                                                                  -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT          VALUE
                                                  -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

COMPUTERS-MEMORY DEVICES - 0.8%
Seagate Technology HDD Holdings
   6.800%, 10/01/16 ...........................   $     750,000   $     416,250
                                                                  -------------
CONSUMER PRODUCTS - 0.6%
Hanesbrands, Inc. (B)
   5.697%, 12/15/14 ...........................         525,000         349,125
                                                                  -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Flextronics International Limited
   6.500%, 05/15/13 ...........................         885,000         785,438
                                                                  -------------
ENERGY - 8.4%
Cie Generale de Geophysique
   7.750%, 05/15/17 ...........................         500,000         390,000
Cimarex Energy Company
   7.125%, 05/01/17 ...........................         650,000         536,250
Complete Production Services, Inc.
   8.000%, 12/15/16 ...........................         780,000         531,375
Copano Energy LLC
   8.125%, 03/01/16 ...........................         935,000         797,087
Newfield Exploration Company
   6.625%, 04/15/16 ...........................         750,000         656,250
Plains Exploration & Production Company
   7.625%, 06/01/18 ...........................         500,000         437,500
Range Resources Corporation
   7.500%, 05/15/16 ...........................         750,000         697,500
Tennessee Gas Pipeline Company +
   8.000%, 02/01/16 ...........................         600,000         592,500
                                                                  -------------
                                                                      4,638,462
                                                                  -------------
FINANCIAL - 0.8%
Arch Western Finance LLC
   6.750%, 07/01/13 ...........................         500,000         470,000
                                                                  -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT          VALUE
                                                  -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

GAMING - 2.9%
Boyd Gaming Corporation
   7.125%, 02/01/16 ...........................   $     260,000   $     133,900
MTR Gaming Group, Inc., Series B
   9.750%, 04/01/10 ...........................         520,000         387,400
MTR Gaming Group, Inc.
   9.000%, 06/01/12 ...........................         700,000         332,500
Seneca Gaming Corporation
   7.250%, 05/01/12 ...........................       1,000,000         745,000
                                                                  -------------
                                                                      1,598,800
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%
DaVita, Inc.
    6.625%, 03/15/13 ..........................         500,000         490,000
                                                                  -------------
HEALTHCARE - 3.7%
Bio-Rad Laboratories, Inc.
   7.500%, 08/15/13 ...........................       1,000,000         955,000
HCA Inc.
   9.125%, 11/15/14 ...........................         500,000         470,000
Omnicare, Inc.
   6.875%, 12/15/15 ...........................         650,000         607,750
                                                                  -------------
                                                                      2,032,750
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
MGM Mirage
   6.750%, 09/01/12 ...........................         500,000         212,500
Scientific Games Corporation
   6.250%, 12/15/12 ...........................         500,000         453,750
                                                                  -------------
                                                                        666,250
                                                                  -------------
METALS & MINING - 2.7%
Freeport-McMoRan Copper & Gold Inc.
   8.375%, 04/01/17 ...........................       1,000,000         863,697
Steel Dynamics, Inc.
   7.375%, 11/01/12 ...........................         750,000         652,500
                                                                  -------------
                                                                      1,516,197
                                                                  -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT          VALUE
                                                  -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

PAPER & FOREST PRODUCTS - 2.5%
P H Glatfelter
   7.125%, 05/01/16 ...........................   $   1,190,000   $   1,005,550
U.S. Corrugated (D)
   10.000%, 06/01/13 ..........................       1,000,000         400,000
                                                                  -------------
                                                                      1,405,550
                                                                  -------------
REAL ESTATE - 0.3%
Host Hotels & Resorts LP (A)
   7.000%, 08/15/12 ...........................         200,000         167,000
                                                                  -------------
REAL ESTATE MANAGEMENT - 2.9%
Corrections Corp of America
   7.500%, 05/01/11 ...........................         830,000         834,150
Geo Group, Inc.
   8.250%, 07/15/13 ...........................         840,000         760,200
                                                                  -------------
                                                                      1,594,350
                                                                  -------------
RETAIL - 4.2%
Autonation, Inc.
   7.000%, 04/15/14 ...........................         500,000         432,500
Brown Shoe Company, Inc.
   8.750%, 05/01/12 ...........................       1,200,000         996,000
Couche-Tard US LP
   7.500%, 12/15/13 ...........................         500,000         475,000
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 ...........................       1,390,000         437,850
                                                                  -------------
                                                                      2,341,350
                                                                  -------------
SERVICES - 1.9%
ARAMARK Corporation
   8.500%, 02/01/15 ...........................         500,000         457,500
KAR Holdings, Inc.
   8.750%, 05/01/14 ...........................       1,270,000         571,500
                                                                  -------------
                                                                      1,029,000
                                                                  -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT          VALUE
                                                  -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

TELECOMMUNICATIONS - 4.4%
Cincinnati Bell, Inc.
   8.375%, 01/15/14 ...........................   $     750,000   $     690,000
Hughes Network Systems LLC
   9.500%, 04/15/14 ...........................         855,000         752,400
L-3 Communications Corporation
   6.125%, 07/15/13 ...........................         250,000         241,250
Windstream Corporation
   8.125%, 08/01/13 ...........................         750,000         731,250
                                                                  -------------
                                                                      2,414,900
                                                                  -------------
TRANSPORTATION - 1.3%
Stena AB
   7.500%, 11/01/13 ...........................         950,000         717,250
                                                                  -------------
UTILITIES - 5.7%
Amerigas Partners LP
   7.250%, 05/20/15 ...........................         750,000         705,000
Edison Mission Energy
   7.000%, 05/15/17 ...........................         650,000         552,500
Elwood Energy LLC
   8.159%, 07/05/26 ...........................         892,840         722,830
Ipalco Enterprises, Inc. +
   7.250%, 04/01/16 ...........................         500,000         462,500
Sierra Pacific Resources
   8.625%, 03/15/14 ...........................         750,000         726,899
                                                                  -------------
                                                                      3,169,729
                                                                  -------------
TOTAL CORPORATE NOTES/BONDS
   (COST $42,756,661) .........................                      32,730,513
                                                                  -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                    NUMBER OF         MARKET
                                                     SHARES            VALUE
                                                  -------------   -------------
CASH EQUIVALENT - 8.0%

SEI Daily Income Trust, Prime Obligation Fund,
   Cl A shares, 0.331% (E) ....................       4,403,956   $   4,403,956
                                                                  -------------
TOTAL CASH EQUIVALENT (COST $4,403,956) .......                       4,403,956
                                                                  -------------
TOTAL INVESTMENTS - 116.1%
   (COST $100,468,647) ** .....................                      64,125,177
                                                                  -------------

COVERED CALL OPTIONS WRITTEN - (0.5) %

                                                     WRITTEN
                                                    CONTRACTS
                                                  -------------
3M Company, Expires: 03/21/09, Strike
   Price: $50 .................................            (100)         (3,500)
Abbott Laboratories, Expires: 03/21/09, Strike
   Price: $55 .................................            (100)           (700)
Abbott Laboratories, Expires: 03/21/09,
   Strike Price: $57.50 .......................            (100)           (500)
ACE Limited, Expires: 03/21/09, Strike
   Price: $45 .................................            (200)         (4,000)
Annaly Capital Management, Inc., Expires:
   03/21/09, Strike Price: $16 ................          (1,200)        (12,000)
AT&T, Inc., Expires: 03/21/09, Strike
   Price: $26 .................................          (1,300)        (27,300)
Exxon Mobil Corporation, Expires: 03/21/09,
   Strike Price: $80 ..........................            (400)         (4,800)
Honeywell International, Inc., Expires:
   03/21/09, Strike Price: $30 ................            (150)         (4,200)
International Business Machines Corporation,
   Expires: 03/21/09, Strike Price: $90 .......             (50)        (23,500)
MetLife, Inc., Expires: 03/21/09, Strike
   Price: $20 .................................            (200)        (38,000)
Occidental Petroleum Corporation, Expires:
   03/21/09, Strike Price: $55 ................            (200)        (27,000)
Paychex, Inc., Expires: 03/21/09, Strike
   Price: $25 .................................            (150)         (2,250)
PepsiCo, Inc., Expires: 03/21/09, Strike
   Price: $55 .................................            (100)           (500)
Pfizer, Inc., Expires: 03/21/09, Strike
   Price: $15 .................................          (1,600)         (4,800)
PPG Industries, Inc., Expires: 03/21/09,
   Strike Price: $35 ..........................            (300)         (9,000)
SPDR KBW Bank ETF, Expires: 03/21/09, Strike
   Price: $12 .................................            (500)        (72,000)
Verizon Communications, Inc., Expires:
   03/21/09, Strike Price: $30 ................            (400)        (19,200)
                                                                  -------------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $431,007) ...............                        (253,250)
                                                                  -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

OTHER LIABILITIES IN EXCESS OF
   ASSETS - (15.6)% ...........................                      (8,636,725)
                                                                  -------------
NET ASSETS - 100.0% ...........................                   $  55,235,202
                                                                  -------------

*    NON-INCOME PRODUCING SECURITY.

+ SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AT FEBRUARY 28, 2009, THESE SECURITIES AMOUNTED TO $3,001,500 OR 5.4% OF NET ASSETS.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT FEBRUARY 28, 2009, THESE SECURITIES AMOUNTED TO $3,781,400 OR 6.8% OF NET ASSETS.

(B) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AT FEBRUARY 28, 2009.

(C) SECURITIES ARE CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF FEBRUARY 28, 2009 WAS $1,661,500 OR 3.0% OF NET ASSETS.

(D) SECURITIES FAIR VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES. AT FEBRUARY 28, 2009, THESE SECURITIES AMOUNTED TO $2,061,500 OR 3.7% OF NET ASSETS.

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF FEBRUARY 28, 2009.

CL   CLASS

LLC  LIMITED LIABILITY COMPANY
LP   LIMITED PARTNERSHIP
SPDR STANDARD & POOR'S DEPOSITARY RECEIPT

**   AT FEBRUARY 28, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$100,468,647, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $177,276 AND $(36,520,746), RESPECTIVELY.

AS OF FEBRUARY 28, 2009, $10,000,000 OF COMMERCIAL PAPER WAS OUTSTANDING WITH AN AMORTIZED COST OF $9,918,250. THE AVERAGE DISCOUNT RATE OF COMMERCIAL PAPER OUTSTANDING AT FEBRUARY 28, 2009, WAS 3.27%. THE AVERAGE DAILY BALANCE OF COMMERCIAL PAPER OUTSTANDING FOR THE QUARTER ENDED FEBRUARY 28, 2009 WAS $9,958,809 AT A WEIGHTED AVERAGE DISCOUNT RATE OF 3.46%. THE MAXIMUM FACE AMOUNT OF COMMERCIAL PAPER OUTSTANDING AT ANYTIME DURING THE QUARTER ENDED FEBRUARY 28, 2009, WAS $10,000,000. IN CONJUNCTION WITH THE ISSUANCE OF THE COMMERCIAL PAPER, THE FUND HAS ENTERED ONTO A LINE OF CREDIT ARRANGEMENT WITH A BANK FOR $15,000,000. INTEREST ON BORROWING IS BASED ON MARKET RATES IN EFFECT AT THE TIME OF BORROWING. EFFECTIVE FEBRUARY 28, 2009, THE BORROWINGS UNDER THE LINE OF CREDIT ARE SECURED BY A PERFECTED SECURITY INTEREST ON ALL OF THE FUND'S ASSETS. THE COMMITMENT FEE IS COMPUTED AT THE RATE OF 0.10% PER ANNUM ON THE UNUSED BALANCE. THERE WERE NO BORROWINGS UNDER THIS ARRANGEMENT DURING THE QUARTER ENDED FEBRUARY 28, 2009.

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Financial Accounting Standards Board (FASB) STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157 is effective for the Fund's financial statements issued after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at February 28, 2009:

VALUATION    INVESTMENTS    OTHER FINANCIAL
  INPUTS    IN SECURITIES     INSTRUMENTS*
---------   -------------   ---------------
LEVEL 1      $29,733,160       $(253,250)
LEVEL 2       32,330,517              --
LEVEL 3        2,061,500              --
             -----------       ----------
   TOTAL     $64,125,177       $(253,250)
             ===========       ==========

*    OTHER FINANCIAL INSTRUMENTS ARE WRITTEN COVERED CALL OPTIONS.

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 28, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         INVESTMENTS IN
                                           SECURITIES
                                         --------------
BALANCE AS OF 11/30/08                    $ 5,791,150

ACCRUED DISCOUNTS/PREMIUMS                         --

REALIZED GAIN/(LOSS)                       (5,652,009)

CHANGE IN UNREALIZED
APPRECIATION/(DEPRECIATION)                 1,963,818

NET PURCHASE/(SALES)                          (41,459)

NET TRANSFERS IN/AND OR OUT OF LEVEL 3             --
                                          -----------
BALANCE AS OF 2/28/09                     $ 2,061,500
                                          ===========

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*          /s/ Winthrop S. Jessup
                                   ----------------------------------------
                                   Winthrop S. Jessup, President
                                   (Principal Executive Officer)


Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Winthrop S. Jessup
                                   ----------------------------------------
                                   Winthrop S. Jessup, President
                                   (Principal Executive Officer)


Date April 29, 2009

By (Signature and Title)*          /s/ G. Gregory Hagar
                                   ----------------------------------------
                                   G. Gregory Hagar, Vice President and CFO
                                   (Principal Financial Officer)



Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.